Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible Assets, Net [Abstract]
Amortization expense for intangible assets	¥ 3,813
Impairment loss recognized	21,019
Recognize amortization expense, year one	5,414		$ 774
Recognize amortization expense, year two	5,414		774
Recognize amortization expense, year three	5,414		774
Recognize amortization expense, year four	5,414		774
Recognize amortization expense, year after five	9,774		4,258
Intangible assets, net	¥ 51,430		$ 7,354